UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04494
The Gabelli Asset Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.
The Gabelli Asset Fund
Annual Report
December 31, 2010
Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall and 4 stars for the three year period and 5 stars for the five and ten year periods ended December 31,
2010 among 1,753, 1,753, 1,457, and 802 Large Blend funds, respectively.
Mario J. Gabelli, CFA
Kevin V. Dreyer
Christopher Marangi
To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2010 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     The Gabelli Asset Fund (the “Fund”) (Class AAA) net asset value (“NAV”) per share rose 23.1% in 2010, compared with the Standard & Poor’s (“S&P”) 500 Index of 15.1%.
     The first quarter of 2010 started the year off on relatively good footing with the S&P 500 Index up over 5%. By year end, the S&P 500 was up over 15%. Throughout the year, investors were rightfully concerned about sovereign debt issues in various European countries. The size and trend of our federal deficit led many investors to consider whether our country might eventually face these same debt issues.
Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

     During 2010, another concern causing some volatility in the stock market was the pace at which the U.S. economy was emerging from the Great Recession. As a reminder, the National Bureau of Economic Research, which is charged with deciding when recessions begin and end, stated in September 2010 that the Great Recession actually ended in June 2009, eighteen months after it began. Although the economy did begin to rebuild inventories in the second half of 2009 and corporate profits grew throughout 2010, the pace of recovery was still of concern. The unemployment rate, which is a lagging indicator, stayed stubbornly high, hovering between 9%-10% for most of the year.
     A selected holding that contributed positively to the Fund’s performance in 2010 was Deere & Co., the Fund’s largest holding (2.4% of net assets as of December 31, 2010). Deere manufactures, distributes, and finances a full line of equipment for use in agriculture, construction, forestry, and lawn care; manufactures engines and other powertrain components for Deere equipment and other manufacturers; and provides credit and other services to customers around the world. Other selected holdings that contributed positively to the Fund’s performance were AMETEK, Inc. (1.4%), a leading global manufacturer of electronic instruments and electromechanical devices, and Lufkin Industries Inc. (0.9%). Some of the Fund’s weaker performing stocks during the year were Archer-Daniels-Midland Co. (0.6%), one of the largest agricultural processors in the world, Deutsche Bank (0.4%), a leading global investment bank and YAKULT HONSHA Co. Ltd. (0.5%), a leading probiotics company headquartered in Tokyo, Japan.
     We appreciate your confidence and trust.

Sincerely yours,

Bruce N. Alpert
February 24, 2011	President

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
GABELLI ASSET FUND CLASS AAA SHARES AND THE S&P 500 INDEX (Unaudited)
Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Comparative Results
Average Annual Returns through December 31, 2010 (a) (Unaudited)

								Since
								Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	15 Year	20 Year	(3/3/86)
Gabelli Asset Fund Class AAA	11.66%	23.07%	0.30%	6.57%	6.49%	10.16%	11.49%	12.38%
S&P 500 Index	10.76	15.08	(2.84)	2.29	1.42	6.77	9.13	9.66	(e)
Dow Jones Industrial Average	8.01	14.04	(1.58)	4.30	3.16	7.95	10.28	10.90	(e)
Nasdaq Composite Index	12.00	16.91	0.01	3.76	0.71	6.36	10.29	8.38	(e)
Class A	11.63	23.04	0.29	6.57	6.49	10.16	11.49	12.38
With sales charge (b)	5.21	15.97	(1.67)	5.32	5.86	9.72	11.49	12.10
Class B	11.45	22.15	(0.48)	5.75	5.92	9.77	11.19	12.14
With contingent deferred sales charge (c)	6.45	17.15	(1.48)	5.43	5.92	9.77	11.19	12.14
Class C	11.43	22.14	(0.44)	5.79	5.94	9.78	11.20	12.15
With contingent deferred sales charge (d)	10.43	21.14	(0.44)	5.79	5.94	9.78	11.20	12.15
Class I	11.70	23.35	0.54	6.73	6.57	10.21	11.53	12.42
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.40%, 1.40%, 2.15%, 2.15%, and 1.15%, respectively. See page 16 for the expense ratios for the year ended December 31, 2010. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. The S&P 500 Index, Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the maximum CDSC. A CDSC of 1% is imposed on redemptions made within one year of purchase.

(e)	S&P 500 Index, Dow Jones Industrial Average and Nasdaq Composite Index since inception performance are as of February 28, 1986.

The Gabelli Asset Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from July 1, 2010 through December 31, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2010.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/10	12/31/10	Ratio	Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,266.60	1.38%	$7.88
Class A	$1,000.00	$1,266.50	1.38%	$7.88
Class B	$1,000.00	$1,261.90	2.13%	$12.14
Class C	$1,000.00	$1,261.90	2.13%	$12.14
Class I	$1,000.00	$1,268.20	1.13%	$6.46
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.25	1.38%	$7.02
Class A	$1,000.00	$1,018.25	1.38%	$7.02
Class B	$1,000.00	$1,014.47	2.13%	$10.82
Class C	$1,000.00	$1,014.47	2.13%	$10.82
Class I	$1,000.00	$1,019.51	1.13%	$5.75

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2010:

The Gabelli Asset Fund
Food and Beverage	11.8%
Energy and Utilities	8.2%
Cable and Satellite	7.4%
Equipment and Supplies	7.1%
Financial Services	7.1%
Diversified Industrial	5.8%
Consumer Products	5.1%
Entertainment	4.4%
Machinery	3.9%
Automotive: Parts and Accessories	3.7%
Health Care	3.4%
Telecommunications	3.3%
Metals and Mining	2.8%
Aviation: Parts and Services	2.5%
Publishing	2.3%
Hotels and Gaming	2.2%
Retail	2.1%
Business Services	1.5%
Specialty Chemicals	1.4%
Electronics	1.4%
Broadcasting	1.4%
Environmental Services	1.3%
Communications Equipment	1.3%
Automotive	1.3%
Aerospace	1.2%
Consumer Services	1.2%
U.S. Government Obligations	1.0%
Computer Software and Services	1.0%
Agriculture	0.9%
Wireless Communications	0.9%
Transportation	0.5%
Real Estate	0.4%
Manufactured Housing and Recreational Vehicles	0.1%
Closed-end Funds	0.0%
Computer Hardware	0.0%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund
Schedule of Investments — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.8%
	Aerospace — 1.2%
110,000	Herley Industries Inc.†	$1,634,717	$1,905,200
5,000	Lockheed Martin Corp.	147,750	349,550
12,000	Northrop Grumman Corp.	589,097	777,360
2,100,000	Rolls-Royce Group plc†	15,537,619	20,397,561
134,400,000	Rolls-Royce Group plc., Cl. C†	212,110	209,542
112,000	The Boeing Co.	4,974,032	7,309,120

		23,095,325	30,948,333

	Agriculture — 0.9%
490,000	Archer-Daniels-Midland Co.	6,445,610	14,739,200
92,058	Monsanto Co.	1,406,815	6,410,919
3,000	Potash Corp. of Saskatchewan Inc.	41,185	464,490
29,000	The Mosaic Co.	500,160	2,214,440

		8,393,770	23,829,049

	Automotive — 1.3%
242,000	Ford Motor Co.†	2,861,621	4,063,180
409,000	Navistar International Corp.†	7,571,010	23,685,190
101,250	PACCAR Inc.	522,020	5,813,775
3,400	Volkswagen AG	137,862	481,151

		11,092,513	34,043,296

	Automotive: Parts and Accessories — 3.6%
195,000	BorgWarner Inc.†	2,002,824	14,110,200
230,000	CLARCOR Inc.	1,647,194	9,864,700
340,000	Dana Holding Corp.†	2,296,152	5,851,400
40,000	Federal-Mogul Corp.†	696,942	826,000
480,000	Genuine Parts Co.	11,539,085	24,643,200
394,000	Johnson Controls Inc.	3,527,331	15,050,800
174,000	Midas Inc.†	2,283,829	1,411,140
200,000	Modine Manufacturing Co.†	3,564,025	3,100,000
190,000	O’Reilly Automotive Inc.†	4,685,384	11,479,800
260,000	Standard Motor Products Inc.	2,733,037	3,562,000
141,000	Superior Industries International Inc.	2,875,228	2,992,020
50,000	Tenneco Inc.†	319,198	2,058,000

		38,170,229	94,949,260

	Aviation: Parts and Services — 2.5%
1,114,775	BBA Aviation plc	2,737,779	3,851,482
480,000	Curtiss-Wright Corp.	3,268,726	15,936,000
600,000	GenCorp Inc.†	2,151,726	3,102,000
110,000	Kaman Corp.	1,534,269	3,197,700
292,000	Precision Castparts Corp.	3,452,696	40,649,320

		13,145,196	66,736,502

	Broadcasting — 1.4%
324,000	CBS Corp., Cl. A, Voting	3,489,315	6,165,720
20,000	Cogeco Inc.	381,659	754,098
26,666	Corus Entertainment Inc., Cl. B, OTC	43,320	595,985
13,334	Corus Entertainment Inc., Cl. B, Toronto	21,662	297,041
109,000	Fisher Communications Inc.†	3,908,472	2,376,200
843	Granite Broadcasting Corp.† (a)	69,109	0
225,000	Liberty Media Corp. — Capital, Cl. A†	722,438	14,076,000
73,000	Liberty Media Corp. — Starz, Cl. A†	645,582	4,853,040
235,000	LIN TV Corp., Cl. A†	2,444,839	1,245,500
12,000	Naspers Ltd., Cl. N	472,418	706,702
400,000	Television Broadcasts Ltd.	1,815,551	2,161,383
180,000	Tokyo Broadcasting System Holdings Inc.	4,350,218	2,556,226

		18,364,583	35,787,895

	Business Services — 1.5%
28,000	ACCO Brands Corp.†	139,023	238,560
37,450	Ascent Media Corp., Cl. A†	648,128	1,451,562
155,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,855,555	2,176,200
190,000	Ecolab Inc.	1,778,939	9,579,800
15,000	Edenred†	273,621	355,091
15,000	Equinix Inc.†	1,217,601	1,218,900
63,000	Landauer Inc.	389,968	3,778,110
200,487	Live Nation Entertainment Inc.†	2,096,719	2,289,562
27,000	MasterCard Inc., Cl. A	2,096,893	6,050,970
97,000	Monster Worldwide Inc.†	2,190,013	2,292,110
40,000	The Brink’s Co.	959,540	1,075,200
765,000	The Interpublic Group of Companies Inc.†	6,653,671	8,124,300
18,000	Visa Inc., Cl. A	950,776	1,266,840

		21,250,447	39,897,205

	Cable and Satellite — 7.4%
1,880,000	Cablevision Systems Corp., Cl. A	3,978,805	63,619,200
180,000	Comcast Corp., Cl. A	2,622,994	3,954,600
52,000	Comcast Corp., Cl. A, Special	294,725	1,082,120
1,035,002	DIRECTV, Cl. A†	11,822,819	41,327,630
304,000	DISH Network Corp., Cl. A†	6,888,632	5,976,640
40,000	EchoStar Corp., Cl. A†	1,169,394	998,800
1,000	Jupiter Telecommunications Co. Ltd.	980,489	1,051,854
253,000	Liberty Global Inc., Cl. A†	2,886,157	8,951,140
253,000	Liberty Global Inc., Cl. C†	2,772,975	8,574,170
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
1,084,000	Rogers Communications Inc., Cl. B, New York	$5,935,839	$37,538,920
50,000	Rogers Communications Inc., Cl. B, Toronto	229,821	1,739,918
220,000	Scripps Networks Interactive Inc., Cl. A	6,664,792	11,385,000
150,000	Shaw Communications Inc., Cl. B, Non-Voting, New York	292,208	3,207,000
120,000	Shaw Communications Inc., Cl. B, Non-Voting, Toronto	164,952	2,576,687
60,000	Time Warner Cable Inc.	2,574,661	3,961,800

		49,279,263	195,945,479

	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.	975,443	1,162,037

	Communications Equipment — 1.3%
535,000	Corning Inc.	3,877,674	10,336,200
600,000	Motorola Inc.†	5,227,745	5,442,000
390,000	Thomas & Betts Corp.†	7,650,699	18,837,000

		16,756,118	34,615,200

	Computer Hardware — 0.0%
5,000	Wincor Nixdorf AG	302,584	407,641

	Computer Software and Services — 1.0%
110,001	AOL Inc.†	2,603,817	2,608,124
190,000	Diebold Inc.	6,648,706	6,089,500
77,750	Fidelity National Information Services Inc.	1,569,838	2,129,573
100,000	NCR Corp.†	1,746,066	1,537,000
112,000	Rockwell Automation Inc.	4,132,533	8,031,520
300,000	Yahoo! Inc.†	8,249,995	4,989,000

		24,950,955	25,384,717

	Consumer Products — 5.1%
49,000	Alberto-Culver Co.	1,097,704	1,814,960
35,000	Altria Group Inc.	525,685	861,700
78,000	Avon Products Inc.	2,346,710	2,266,680
11,000	Christian Dior SA	307,335	1,571,366
224,000	Church & Dwight Co. Inc.	1,452,510	15,460,480
25,000	Clorox Co.	1,389,061	1,582,000
360,000	Eastman Kodak Co.†	2,686,670	1,929,600
286,000	Energizer Holdings Inc.†	6,318,025	20,849,400
136,000	Fortune Brands Inc.	3,455,425	8,194,000
3,400	Givaudan SA	1,182,809	3,669,091
35,000	Harley-Davidson Inc.	88,156	1,213,450
73,000	Kimberly-Clark Corp.	4,424,240	4,601,920
24,000	Mattel Inc.	433,200	610,320
24,000	National Presto Industries Inc.	763,030	3,120,240
25,000	Philip Morris International Inc.	950,939	1,463,250
50,000	Reckitt Benckiser Group plc	1,570,345	2,747,894
125,000	Sally Beauty Holdings Inc.†	1,001,483	1,816,250
50,000	Svenska Cellulosa AB, Cl. B	709,301	789,515
1,080,000	Swedish Match AB	12,045,067	31,264,785
10,000	Syratech Corp.†	2,000	7
1,000	The Estee Lauder Companies Inc., Cl. A	70,902	80,700
435,000	The Procter & Gamble Co.	14,703,629	27,983,550
35,000	Wolverine World Wide Inc.	325,537	1,115,800

		57,849,763	135,006,958

	Consumer Services — 1.2%
175,000	IAC/InterActiveCorp.†	1,901,881	5,022,500
430,000	Liberty Media Corp. - Interactive, Cl. A†	2,558,178	6,781,100
962,000	Rollins Inc.	3,345,858	18,999,500

		7,805,917	30,803,100

	Diversified Industrial — 5.8%
13,000	Acuity Brands Inc.	153,426	749,710
5,000	Anixter International Inc.	45,044	298,650
75,403	Contax Participacoes SA, ADR	30,974	275,221
410,000	Cooper Industries plc	9,164,540	23,898,900
410,100	Crane Co.	6,317,211	16,842,807
105,000	Gardner Denver Inc.	863,061	7,226,100
123,224	Greif Inc., Cl. A	1,084,700	7,627,566
263,343	Greif Inc., Cl. B	14,277,034	16,063,923
435,000	Honeywell International Inc.	13,860,082	23,124,600
25,000	Ingersoll-Rand plc	491,296	1,177,250
575,000	ITT Corp.	9,116,823	29,963,250
95,000	Jardine Strategic Holdings Ltd.	2,028,459	2,629,600
240,000	Katy Industries Inc.†	1,301,715	288,000
310,000	Magnetek Inc.†	1,116,061	418,500
240,000	Myers Industries Inc.	1,460,520	2,337,600
52,000	Pentair Inc.	762,065	1,898,520
53,333	Smiths Group plc	880,170	1,035,229
30,000	Sulzer AG	2,817,302	4,572,193
160,000	Textron Inc.	1,241,296	3,782,400
110,000	Trinity Industries Inc.	916,097	2,927,100
166,000	Tyco International Ltd.	6,797,117	6,879,040
4,000	Waters Corp.†	287,836	310,840

		75,012,829	154,326,999

See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Electronics — 1.4%
9,000	Chemring Group plc	$117,293	$407,484
110,000	Intel Corp.	2,352,246	2,313,300
8,500	Kyocera Corp., ADR	269,501	869,635
375,000	LSI Corp.†	2,388,881	2,246,250
1,000	Mettler-Toledo International Inc.†	136,323	151,210
24,000	Molex Inc., Cl. A	655,086	452,880
40,700	Samsung Electronics Co. Ltd., GDR (b)	7,659,136	17,171,330
50,000	Sony Corp., ADR	1,556,873	1,785,500
275,000	Texas Instruments Inc.	7,068,173	8,937,500
80,000	Tyco Electronics Ltd.	2,388,391	2,832,000

		24,591,903	37,167,089

	Energy and Utilities — 8.2%
130,000	Allegheny Energy Inc.	1,577,562	3,151,200
11,000	Anadarko Petroleum Corp.	652,895	837,760
200,000	BP plc, ADR	5,056,777	8,834,000
29,000	CH Energy Group Inc.	1,214,873	1,417,810
324,000	Chevron Corp.	12,433,695	29,565,000
340,000	ConocoPhillips	9,732,763	23,154,000
220,000	CONSOL Energy Inc.	8,179,112	10,722,800
25,000	Constellation Energy Group Inc.	551,389	765,750
122,000	Devon Energy Corp.	1,673,036	9,578,220
6,000	Diamond Offshore Drilling Inc.	555,299	401,220
25,000	DPL Inc.	571,010	642,750
90,000	Duke Energy Corp.	1,022,606	1,602,900
20,000	Edison International	340,000	772,000
500,000	El Paso Corp.	4,324,186	6,880,000
240,000	El Paso Electric Co.†	3,007,363	6,607,200
95,000	EOG Resources Inc.	435,076	8,683,950
319,000	Exxon Mobil Corp.	7,591,950	23,325,280
130,000	GenOn Energy Inc., Escrow† (a)	0	0
90,000	Great Plains Energy Inc.	2,148,682	1,745,100
205,000	Halliburton Co.	6,436,153	8,370,150
220,100	National Fuel Gas Co.	10,840,402	14,442,962
30,000	NextEra Energy Inc.	1,408,935	1,559,700
165,000	Northeast Utilities	3,106,532	5,260,200
25,000	NSTAR	793,474	1,054,750
12,000	Occidental Petroleum Corp.	941,505	1,177,200
45,000	Oceaneering International Inc.†	1,944,964	3,313,350
48,000	Petroleo Brasileiro SA, ADR	1,864,335	1,816,320
100,000	Progress Energy Inc., CVO†	52,000	15,250
235,000	Rowan Companies Inc.†	8,664,401	8,203,850
48,000	Royal Dutch Shell plc, Cl. A, ADR	2,857,612	3,205,440
129,100	SJW Corp.	2,122,183	3,417,277
255,000	Southwest Gas Corp.	4,493,970	9,350,850
245,000	Spectra Energy Corp.	5,632,832	6,122,550
50,000	Talisman Energy Inc.	1,014,455	1,109,500
100,000	The AES Corp.†	397,000	1,218,000
53,000	Transocean Ltd.†	4,067,764	3,684,030
185,000	Weatherford International Ltd.†	3,752,899	4,218,000

		121,459,690	216,226,319

	Entertainment — 4.4%
8,010	Chestnut Hill Ventures† (a)	218,000	364,856
310,000	Discovery Communications Inc., Cl. A†	3,107,759	12,927,000
299,000	Discovery Communications Inc., Cl. C†	2,113,665	10,970,310
34,000	DreamWorks Animation SKG Inc., Cl. A†	819,381	1,001,980
750,000	Grupo Televisa SA, ADR†	7,957,615	19,447,500
477,500	Madison Square Garden Inc., Cl. A†	1,050,501	12,309,950
1,600	Nintendo Co. Ltd.	496,491	469,614
80,000	Rank Group plc	206,625	157,655
20,000	Regal Entertainment Group, Cl. A	283,108	234,800
570,001	Time Warner Inc.	14,892,388	18,336,932
515,000	Viacom Inc., Cl. A	15,234,637	23,617,900
10,000	Viacom Inc., Cl. B	317,524	396,100
560,000	Vivendi	11,211,804	15,116,326
41,000	World Wrestling Entertainment Inc., Cl. A	383,678	583,840

		58,293,176	115,934,763

	Environmental Services — 1.3%
557,000	Republic Services Inc.	5,904,883	16,632,020
500,000	Waste Management Inc.	10,415,537	18,435,000

		16,320,420	35,067,020

	Equipment and Supplies — 7.1%
978,000	AMETEK Inc.	2,537,859	38,386,500
6,000	Amphenol Corp., Cl. A	23,162	316,680
100,000	CIRCOR International Inc.	982,474	4,228,000
145,000	Crown Holdings Inc.†	653,703	4,840,100
175,000	CTS Corp.	1,009,883	1,935,500
8,000	Danaher Corp.	70,641	377,360
390,000	Donaldson Co. Inc.	2,250,340	22,729,200
241,000	Flowserve Corp.	3,223,052	28,732,020
190,000	Gerber Scientific Inc.†	1,799,449	1,495,300
235,000	GrafTech International Ltd.†	2,090,619	4,662,400
762,000	IDEX Corp.	2,863,178	29,809,440
151,000	Interpump Group SpA†	614,802	1,149,152
391,000	Lufkin Industries Inc.	1,769,749	24,394,490
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
70,000	Met-Pro Corp.	$380,521	$826,700
20,000	Sealed Air Corp.	168,679	509,000
2,000	SL Industries Inc.†	5,719	34,900
104,000	Tenaris SA, ADR	4,684,312	5,093,920
100,000	The Manitowoc Co. Inc.	240,518	1,311,000
100,000	The Weir Group plc	420,789	2,775,178
29,000	Valmont Industries Inc.	232,196	2,573,170
325,000	Watts Water Technologies Inc., Cl. A	3,816,271	11,891,750

		29,837,916	188,071,760

	Financial Services — 7.1%
15,700	Alleghany Corp.†	2,561,640	4,810,009
48,000	AllianceBernstein Holding LP	1,352,639	1,119,840
667,000	American Express Co.	18,876,525	28,627,640
14,000	Ameriprise Financial Inc.	417,729	805,700
32,000	Argo Group International Holdings Ltd.	1,152,402	1,198,400
105,000	Artio Global Investors Inc.	2,649,756	1,548,750
150,000	Bank of America Corp.	1,761,991	2,001,000
211	Berkshire Hathaway Inc., Cl. A†	809,023	25,414,950
71,000	BKF Capital Group Inc.†	413,961	81,650
20,000	Calamos Asset Management Inc., Cl. A	228,324	280,000
400,000	Citigroup Inc.†	2,030,101	1,892,000
76,000	Commerzbank AG, ADR†	1,173,814	559,360
215,000	Deutsche Bank AG	9,527,630	11,190,750
27,000	Fortress Investment Group LLC, Cl. A†	204,929	153,900
117,000	H&R Block Inc.	1,902,798	1,393,470
20,000	HSBC Holdings plc, ADR	1,083,752	1,020,800
50,000	Interactive Brokers Group Inc., Cl. A	993,830	891,000
450,000	Janus Capital Group Inc.	6,042,263	5,836,500
160,000	JPMorgan Chase & Co.	5,426,547	6,787,200
56,000	Kinnevik Investment AB, Cl. A	934,814	1,137,377
65,000	Kinnevik Investment AB, Cl. B	1,122,773	1,324,036
75,000	KKR & Co. LP	725,864	1,065,000
330,000	Legg Mason Inc.	7,310,744	11,969,100
75,000	Leucadia National Corp.	655,691	2,188,500
61,000	Loews Corp.	2,713,779	2,373,510
28,000	M&T Bank Corp.	1,759,865	2,437,400
150,000	Marsh & McLennan Companies Inc.	4,406,024	4,101,000
150,000	NewAlliance Bancshares Inc.	2,158,142	2,247,000
45,000	Northern Trust Corp.	2,326,438	2,493,450
45,000	PNC Financial Services Group Inc.	1,945,789	2,732,400
750,137	Popular Inc.†	2,123,738	2,355,430
36,000	Royal Bank of Canada	1,908,428	1,884,960
100,000	State Street Corp.	1,350,485	4,634,000
20,000	SunTrust Banks Inc.	424,879	590,200
50,000	T. Rowe Price Group Inc.	850,990	3,227,000
483,000	The Bank of New York Mellon Corp.	14,687,383	14,586,600
49,000	The Blackstone Group LP	877,505	693,350
10,000	The Goldman Sachs Group Inc.	1,488,945	1,681,600
12,000	The Travelers Companies Inc.	477,578	668,520
70,866	Tree.com Inc.†	509,902	668,975
19,000	Unitrin Inc.	498,464	466,260
8,500	Value Line Inc.	136,515	122,825
180,000	Waddell & Reed Financial Inc., Cl. A	3,903,823	6,352,200
642,000	Wells Fargo & Co.	19,350,465	19,895,580

		133,258,677	187,509,192

	Food and Beverage — 11.8%
345,000	Brown-Forman Corp., Cl. A	6,015,904	23,980,950
85,000	Brown-Forman Corp., Cl. B	1,986,156	5,917,700
120,000	Campbell Soup Co.	3,270,218	4,170,000
400,000	China Mengniu Dairy Co. Ltd.	1,191,136	1,060,107
80,000	Coca-Cola Enterprises Inc.	1,626,706	2,002,400
16,500	Coca-Cola Hellenic Bottling Co. SA, ADR	231,193	427,350
395,000	Constellation Brands Inc., Cl. A†	5,348,427	8,749,250
250,000	Corn Products International Inc.	3,045,769	11,500,000
323,000	Danone	15,485,446	20,295,137
560,000	Davide Campari - Milano SpA	2,738,267	3,644,382
130,000	Dean Foods Co.†	2,163,947	1,149,200
180,000	Del Monte Foods Co.	1,833,990	3,384,000
316,000	Diageo plc, ADR	11,802,992	23,488,280
2,000	Diamond Foods Inc.	46,909	106,360
170,000	Dr Pepper Snapple Group Inc.	3,650,477	5,977,200
70,000	Farmer Brothers Co.	943,094	1,246,000
305,000	Flowers Foods Inc.	1,354,532	8,207,550
70,000	Fomento Economico Mexicano SAB de CV, ADR	2,406,448	3,914,400
589,000	General Mills Inc.	10,330,879	20,962,510
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
51,000	Green Mountain Coffee Roasters Inc.†	$1,308,475	$1,675,860
810,000	Grupo Bimbo SAB de CV, Cl. A	1,635,883	6,916,154
107,000	H.J. Heinz Co.	3,907,783	5,292,220
95,000	Heineken NV	4,504,518	4,657,771
180,000	ITO EN Ltd.	4,164,672	2,992,979
65,000	Kellogg Co.	1,736,200	3,320,200
82,000	Kerry Group plc, Cl. A	971,184	2,730,667
450,000	Kikkoman Corp.	5,314,589	5,043,725
285,229	Kraft Foods Inc., Cl. A	8,481,528	8,987,566
32,000	LVMH Moet Hennessy Louis Vuitton SA	1,117,034	5,263,988
15,000	MEIJI Holdings Co. Ltd.	678,410	678,039
245,000	Morinaga Milk Industry Co. Ltd.	909,693	1,038,059
90,000	Nestlé SA	1,868,526	5,270,054
200,000	NISSIN FOODS HOLDINGS CO. LTD.	6,899,621	7,168,370
10,000	Peet’s Coffee & Tea Inc.†	360,952	417,400
244,274	PepsiCo Inc.	8,241,138	15,958,421
93,000	Pernod-Ricard SA	8,400,150	8,744,110
148,000	Ralcorp Holdings Inc.†	2,413,831	9,621,480
86,430	Remy Cointreau SA	5,079,553	6,115,575
750,016	Sara Lee Corp.	10,644,227	13,132,780
315,000	The Coca-Cola Co.	12,864,795	20,717,550
32,000	The Hain Celestial Group Inc.†	532,819	865,920
67,000	The Hershey Co.	1,589,183	3,159,050
20,000	The J.M. Smucker Co.	547,733	1,313,000
300,000	Tingyi (Cayman Islands) Holding Corp.	746,614	768,063
160,000	Tootsie Roll Industries Inc.	1,820,002	4,635,200
195,000	Tyson Foods Inc., Cl. A	2,816,874	3,357,900
440,000	YAKULT HONSHA Co. Ltd.	11,840,921	12,675,945

		186,869,398	312,700,822

	Health Care — 3.4%
40,000	Abbott Laboratories	1,948,913	1,916,400
15,000	Alere Inc.†	255,011	549,000
50,000	Allergan Inc.	2,338,454	3,433,500
44,000	Amgen Inc.†	203,194	2,415,600
70,000	AngioDynamics Inc.†	934,504	1,075,900
10,000	ArthroCare Corp.†	235,827	310,600
75,000	Baxter International Inc.	3,881,678	3,796,500
102,000	Beckman Coulter Inc.	5,646,925	7,673,460
13,000	Becton, Dickinson and Co.	997,162	1,098,760
51,000	Biogen Idec Inc.†	810,124	3,419,550
220,000	Boston Scientific Corp.†	1,977,408	1,665,400
190,000	Bristol-Myers Squibb Co.	5,047,017	5,031,200
10,000	Cephalon Inc.†	560,856	617,200
15,000	Cepheid Inc.†	134,567	341,250
67,000	Chemed Corp.	1,081,042	4,255,170
32,000	CONMED Corp.†	640,430	845,760
50,000	Covidien plc	1,943,051	2,283,000
10,000	DENTSPLY International Inc.	190,509	341,700
52,000	Eli Lilly & Co.	2,020,951	1,822,080
44,000	Exactech Inc.†	671,660	828,080
38,000	Henry Schein Inc.†	1,049,459	2,332,820
136,000	Johnson & Johnson	5,801,895	8,411,600
16,000	Laboratory Corp. of America Holdings†	1,125,964	1,406,720
80,000	Life Technologies Corp.†	2,096,308	4,440,000
74,000	Mead Johnson Nutrition Co.	3,148,864	4,606,500
68,000	Medco Health Solutions Inc.†	1,216,929	4,166,360
85,000	Merck & Co. Inc.	1,950,546	3,063,400
10,000	Nobel Biocare Holding AG	285,863	188,556
125,000	Pain Therapeutics Inc.†	730,303	843,750
65,000	Patterson Companies Inc.	1,658,969	1,990,950
175,000	Pfizer Inc.	3,045,050	3,064,250
2,000	Stryker Corp.	65,440	107,400
400,000	Tenet Healthcare Corp.†	2,343,312	2,676,000
50,000	UnitedHealth Group Inc.	1,524,774	1,805,500
88,000	Watson Pharmaceuticals Inc.†	3,230,655	4,545,200
34,000	William Demant Holding A/S†	1,594,066	2,511,272
20,000	Wright Medical Group Inc.†	351,052	310,600
3,000	Young Innovations Inc.	78,887	96,030
13,000	Zimmer Holdings Inc.†	662,619	697,840

		63,480,238	90,984,858

	Hotels and Gaming — 2.2%
15,000	Accor SA	508,153	667,486
24,000	Churchill Downs Inc.	910,628	1,041,600
355,000	Gaylord Entertainment Co.†	9,145,538	12,758,700
450,000	Genting Singapore plc†	622,648	767,912
10,000	Home Inns & Hotels Management Inc., ADR†	159,080	409,600
14,422	Host Hotels & Resorts Inc.	290,636	257,721
150,000	International Game Technology	3,373,476	2,653,500
60,000	Interval Leisure Group Inc.†	561,535	968,400
2,300,000	Ladbrokes plc	14,105,899	4,399,905
130,000	Las Vegas Sands Corp.†	1,045,073	5,973,500
4,200,000	Mandarin Oriental International Ltd.	8,011,029	8,694,000
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
200,000	MGM Resorts International†	$1,201,606	$2,970,000
55,000	Orient-Express Hotels Ltd., Cl. A†	1,018,175	714,450
110,000	Pinnacle Entertainment Inc.†	763,073	1,542,200
98,000	Starwood Hotels & Resorts Worldwide Inc.	1,921,712	5,956,440
1,250,000	The Hongkong & Shanghai Hotels Ltd.	1,344,950	2,142,085
190,000	Universal Entertainment Corp.†	3,957,264	5,553,270
18,000	Wyndham Worldwide Corp.	470,825	539,280
15,000	Wynn Resorts Ltd.	389,245	1,557,600

		49,800,545	59,567,649

	Machinery — 3.9%
150,000	Baldor Electric Co.	4,862,520	9,456,000
135,000	Caterpillar Inc.	893,289	12,644,100
400,000	CNH Global NV†	12,185,748	19,096,000
755,000	Deere & Co.	6,196,590	62,702,750
22,000	Mueller Water Products Inc., Cl. A	183,302	91,740
7,000	Zebra Technologies Corp., Cl. A†	270,244	265,930

		24,591,693	104,256,520

	Manufactured Housing and Recreational Vehicles — 0.1%
180,000	All American Group Inc.†	566,333	38,700
32,000	Cavco Industries Inc.†	605,460	1,494,080
31,000	Nobility Homes Inc.†	573,574	251,410
79,000	Skyline Corp.	2,825,707	2,060,320

		4,571,074	3,844,510

	Metals and Mining — 2.8%
5,000	Agnico-Eagle Mines Ltd.	236,238	383,500
220,000	Alcoa Inc.	3,421,195	3,385,800
365,000	Barrick Gold Corp.	6,733,535	19,410,700
89,000	Freeport-McMoRan Copper & Gold Inc.	2,869,862	10,688,010
95,000	Ivanhoe Mines Ltd.†	739,280	2,177,400
8,000	James River Coal Co.†	58,140	202,640
50,000	Kinross Gold Corp.	359,224	948,000
52,000	New Hope Corp. Ltd.	70,252	257,950
550,000	Newmont Mining Corp.	11,458,987	33,786,500
25,000	Peabody Energy Corp.	973,215	1,599,500

		26,919,928	72,840,000

	Publishing — 2.3%
37,000	Belo Corp., Cl. A†	216,729	261,960
500,000	Il Sole 24 Ore SpA†	4,127,474	924,058
400,000	Media General Inc., Cl. A†	4,133,937	2,312,000
75,000	Meredith Corp.	1,600,688	2,598,750
3,260,000	News Corp., Cl. A	25,811,884	47,465,600
22,000	News Corp., Cl. B	212,046	361,240
155,000	The E.W. Scripps Co., Cl. A†	1,276,082	1,573,250
175,000	The McGraw-Hill Companies Inc.	1,542,706	6,371,750
27,000	The New York Times Co., Cl. A†	248,035	264,600

		39,169,581	62,133,208

	Real Estate — 0.4%
11,000	Brookfield Asset Management Inc., Cl. A	294,496	366,190
103,000	Griffin Land & Nurseries Inc.	1,479,146	3,335,140
36,000	ProLogis	983,331	519,840
250,000	The St. Joe Co.†	1,870,114	5,462,500

		4,627,087	9,683,670

	Retail — 2.1%
98,700	Aaron’s Inc.†	354,993	2,012,493
250,000	AutoNation Inc.†	2,405,853	7,050,000
13,000	AutoZone Inc.†	1,154,517	3,543,670
260,000	Coldwater Creek Inc.†	1,511,908	824,200
125,000	Costco Wholesale Corp.	6,453,676	9,026,250
225,000	CVS Caremark Corp.	7,764,572	7,823,250
100,000	HSN Inc.†	1,654,539	3,064,000
400,000	Lianhua Supermarket Holdings Ltd., Cl. H	1,743,406	1,911,795
200,000	Macy’s Inc.	3,263,628	5,060,000
90,000	Safeway Inc.	2,182,464	2,024,100
51,000	The Home Depot Inc.	1,586,243	1,788,060
78,000	The Kroger Co.	468,475	1,744,080
50,000	Wal-Mart Stores Inc.	2,501,213	2,696,500
80,000	Walgreen Co.	2,861,078	3,116,800
60,000	Whole Foods Market Inc.†	1,436,727	3,035,400
145,000	Winn-Dixie Stores Inc.†	2,214,371	1,039,650

		39,557,663	55,760,248

	Specialty Chemicals — 1.4%
20,000	Airgas Inc.	1,252,377	1,249,200
17,000	Ashland Inc.	284,580	864,620
3,012	Chemtura Corp.†	4,499	48,132
520,000	Ferro Corp.†	6,990,113	7,612,800
110,000	General Chemical Group Inc.†	365,584	2,200
136,000	H.B. Fuller Co.	1,271,302	2,790,720
135,000	International Flavors & Fragrances Inc.	6,153,045	7,504,650
40,000	Material Sciences Corp.†	266,497	255,600
2,000	NewMarket Corp.	215,642	246,740
590,000	Omnova Solutions Inc.†	1,637,428	4,932,400
297,000	Sensient Technologies Corp.	5,726,600	10,908,810
70,000	Zep Inc.	732,324	1,391,600

		24,899,991	37,807,472

See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Telecommunications — 3.3%
5,000	AboveNet Inc.	$235,403	$292,300
145,000	AT&T Inc.	3,508,517	4,260,100
23,000	Brasil Telecom SA, ADR	706,205	504,390
14,000	Brasil Telecom SA, Cl. C, ADR	210,888	125,720
34,000	CenturyLink Inc.	488,070	1,569,780
1,000,000	Cincinnati Bell Inc.†	4,647,570	2,800,000
390,000	Deutsche Telekom AG, ADR	6,589,788	4,992,000
27,000	France Telecom SA, ADR	481,981	569,160
36,000	Hellenic Telecommunications Organization SA	735,003	294,897
11,000	Hellenic Telecommunications Organization SA, ADR	88,308	44,000
84,000	NII Holdings Inc.†	3,456,582	3,751,440
235,000	Portugal Telecom SGPS SA	2,379,092	2,631,593
150,000	Qwest Communications International Inc.	411,797	1,141,500
750,000	Sprint Nextel Corp.†	2,703,264	3,172,500
75,403	Tele Norte Leste Participacoes SA, ADR	1,001,480	1,108,424
3,100,000	Telecom Italia SpA	1,732,489	4,005,853
200,000	Telecom Italia SpA, ADR	1,395,966	2,588,000
93,000	Telefonica SA, ADR	3,334,921	6,363,060
40,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	101,330	645,600
585,000	Telephone & Data Systems Inc.	12,232,605	21,381,750
500,000	Telephone & Data Systems Inc., Special	10,167,087	15,760,000
63,300	tw telecom inc.†	1,115,694	1,079,265
237,000	Verizon Communications Inc.	7,095,485	8,479,860
40,000	VimpelCom Ltd., ADR	593,825	601,600

		65,413,350	88,162,792

	Transportation — 0.5%
375,000	AMR Corp.†	3,299,274	2,921,250
290,000	GATX Corp.	7,056,913	10,231,200
4,000	Kansas City Southern†	7,317	191,440
39,100	Providence and Worcester Railroad Co.	616,606	654,925

		10,980,110	13,998,815

	Wireless Communications — 0.9%
93,000	America Movil SAB de CV, Cl. L, ADR	580,141	5,332,620
13,000	Millicom International Cellular SA	1,033,513	1,242,800
2,700	NTT DoCoMo Inc.	3,867,175	4,715,605
13,001	Tim Participacoes SA, ADR	157,722	443,854
185,000	United States Cellular Corp.†	8,925,694	9,238,900
47	Vivo Participacoes SA	656	3,086
30,000	Vivo Participacoes SA, ADR	911,624	977,700
67,075	Vodafone Group plc, ADR	1,700,195	1,772,792

		17,176,720	23,727,357

	TOTAL COMMON STOCKS	1,308,264,095	2,619,287,735

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
95,000	Ivanhoe Mines Ltd., expire 01/26/11†	0	133,000

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	411,720	6,185

	Broadcasting — 0.0%
2,109	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0	0
2,109	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0	0

		0	0

	Energy and Utilities — 0.0%
11,313	GenOn Energy Inc., expire 01/03/11† (a)	149,058	79

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd, expire 06/16/14† (b)	298,980	429,600

	TOTAL WARRANTS	859,758	435,864

See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — December 31, 2010

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Automotive: Parts and Accessories — 0.1%
$1,000,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11	$992,175	$1,010,000

	CORPORATE BONDS — 0.0%
	Specialty Chemicals — 0.0%
200,000	Chemtura Corp., Escrow, Zero Coupon, 11/17/20† (a)	0	0

	U.S. GOVERNMENT OBLIGATIONS — 1.0%
26,994,000	U.S. Treasury Bills, 0.090% to 0.200%††, 01/20/11 to 07/28/11	26,984,157	26,985,453

	TOTAL INVESTMENTS — 99.9%	$1,337,100,185	2,647,852,052

	Other Assets and Liabilities (Net) — 0.1%		2,715,267

	NET ASSETS — 100.0%		$2,650,567,319

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2010, the market value of fair valued securities amounted to $ 364,935 or 0.01% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the market value of Rule 144A securities amounted to $17,600,930 or 0.66% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt
See accompanying notes to financial statements.

The Gabelli Asset Fund
Statement of Assets and Liabilities
December 31, 2010

Assets:
Investments, at value (cost $1,337,100,185)	$2,647,852,052
Foreign currency, at value (cost $7,482)	7,523
Cash	1,574
Receivable for Fund shares issued	5,679,121
Receivable for investments sold	1,455,136
Dividends and interest receivable	2,727,283
Prepaid expenses	121,701

Total Assets	2,657,844,390

Liabilities:
Payable for investments purchased	1,062,896
Payable for Fund shares redeemed	2,851,159
Payable for investment advisory fees	2,220,558
Payable for distribution fees	557,536
Payable for accounting fees	7,500
Other accrued expenses	577,422

Total Liabilities	7,277,071

Net Assets (applicable to 54,183,995 shares outstanding)	$2,650,567,319

Net Assets Consist of:
Paid-in capital	$1,357,192,009
Accumulated distributions in excess of net investment income	(728,869)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(16,657,556)
Net unrealized appreciation on investments	1,310,751,867
Net unrealized appreciation on foreign currency translations	9,868

Net Assets	$2,650,567,319

Shares of Beneficial Interest each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,571,513,551 ÷ 52,554,836 shares outstanding)	$48.93

Class A:
Net Asset Value and redemption price per share ($23,280,028÷ 478,479 shares outstanding)	$48.65

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$51.62

Class B:
Net Asset Value and offering price per share ($1,571 ÷ 33.23 shares outstanding)	$47.28	(a)

Class C:
Net Asset Value and offering price per share ($17,240,239 ÷ 362,697 shares outstanding)	$47.53	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($38,531,930 ÷ 787,950 shares outstanding)	$48.90

(a)  Redemption price varies based on the length of time held.
Statement of Operations
For the Year Ended December 31, 2010

Investment Income:
Dividends (net of foreign withholding taxes of $1,044,728)	$39,006,507
Interest	188,672

Total Investment Income	39,195,179

Expenses:
Investment advisory fees	22,689,163
Distribution fees — Class AAA	5,525,731
Distribution fees — Class A	39,014
Distribution fees — Class B	14
Distribution fees — Class C	109,528
Shareholder services fees	1,633,107
Shareholder communications expenses	362,977
Custodian fees	340,262
Legal and audit fees	144,636
Registration expenses	99,431
Trustees’ fees	98,834
Accounting fees	45,000
Interest expense	12,192
Tax expense	3,375
Miscellaneous expenses	185,248

Total Expenses	31,288,512

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(8,908)
Custodian fee credits	(111)

Total Reductions and Credits	(9,019)

Net Expenses	31,279,493

Net Investment Income	7,915,686

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	42,531,216
Net realized loss on foreign currency transactions	(76,953)

Net realized gain on investments and foreign currency transactions	42,454,263

Net change in unrealized appreciation:
on investments	436,769,739

on foreign currency translations	7,517

Net change in unrealized appreciation on investments and foreign currency translations	436,777,256

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	479,231,519

Net Increase in Net Assets Resulting from Operations	$487,147,205

See accompanying notes to financial statements.

The Gabelli Asset Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
Operations:
Net investment income	$7,915,686	$13,408,213
Net realized gain/(loss) on investments and foreign currency transactions	42,454,263	(20,271,749)
Net change in unrealized appreciation on investments and foreign currency translations	436,777,256	511,726,460

Net Increase in Net Assets Resulting from Operations	487,147,205	504,862,924

Distributions to Shareholders:
Net investment income
Class AAA	(7,601,812)	(14,237,747)
Class A	(79,054)	(86,472)
Class C	—	(10,336)
Class I	(195,336)	(43,171)

	(7,876,202)	(14,377,726)

Net realized gain
Class AAA	(21,422,786)	—
Class A	(192,856)	—
Class B	(14)	—
Class C	(144,746)	—
Class I	(320,558)	—

	(22,080,960)	—

Total Distributions to Shareholders	(29,957,162)	(14,377,726)

Shares of Beneficial Interest Transactions:
Class AAA	17,849,088	(97,642,183)
Class A	6,693,080	(1,797,851)
Class B	—	(3,371)
Class C	6,078,908	575,456
Class I	26,561,505	1,172,152

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	57,182,581	(97,695,797)

Redemption Fees	2,170	8,063

Net Increase in Net Assets	514,374,794	392,797,464

Net Assets:
Beginning of period	2,136,192,525	1,743,395,061

End of period (including undistributed net investment income of $0 and $0, respectively)	$2,650,567,319	$2,136,192,525

See accompanying notes to financial statements.

The Gabelli Asset Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss)										Ratios to Average Net Assets/
		from Investment Operations			Distributions							Supplemental Data
			Net
	Net Asset	Net	Realized and	Total		Net			Net Asset		Net Assets,	Net
Period	Value,	Investment	Unrealized	from	Net	Realized			Value,		End of	Investment		Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption	End of	Total	Period	Income	Operating	Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)	Expenses	Rate
Class AAA
2010	$40.21	$0.15	$9.13	$9.28	$(0.15)	$(0.41)	$(0.56)	$0.00	$48.93	23.1%	$2,571,513	0.35%	1.38%	7%
2009	31.01	0.25	9.22	9.47	(0.27)	—	(0.27)	0.00	40.21	30.5	2,107,979	0.74	1.40	7
2008	49.81	0.22	(18.76)	(18.54)	(0.23)	(0.03)	(0.26)	0.00	31.01	(37.2)	1,721,697	0.52	1.38	14
2007	47.38	0.16	5.46	5.62	(0.15)	(3.04)	(3.19)	0.00	49.81	11.8	2,953,454	0.31	1.36	9
2006	41.13	0.30	8.70	9.00	(0.31)	(2.44)	(2.75)	0.00	47.38	21.8	2,516,088	0.67	1.36	7
Class A
2010	$40.01	$0.15	$9.07	$9.22	$(0.17)	$(0.41)	$(0.58)	$(0.00)	$48.65	23.0%	$23,280	0.34%	1.38%	7%
2009	30.85	0.25	9.17	9.42	(0.26)	—	(0.26)	(0.00)	40.01	30.5	13,216	0.75	1.40	7
2008	49.59	0.23	(18.69)	(18.46)	(0.25)	(0.03)	(0.28)	0.00	30.85	(37.2)	11,522	0.55	1.38	14
2007	47.21	0.16	5.44	5.60	(0.18)	(3.04)	(3.22)	0.00	49.59	11.8	12,497	0.30	1.36	9
2006	41.01	0.32	8.66	8.98	(0.34)	(2.44)	(2.78)	0.00	47.21	21.9	4,806	0.71	1.35	7
Class B
2010	$39.04	$(0.17)	$8.82	$8.65	—	$(0.41)	$(0.41)	$(0.00)	$47.28	22.2%	$2	(0.41)%	2.13%	7%
2009	30.14	0.02	8.88	8.90	—	—	—	(0.00)	39.04	29.5	2	0.08	2.15	7
2008	48.80	(0.12)	(18.29)	(18.41)	$(0.22)	(0.03)	(0.25)	0.00	30.14	(37.7)	4	(0.32)	2.13	14
2007	46.72	(0.26)	5.38	5.12	—	(3.04)	(3.04)	0.00	48.80	10.9	2	(0.52)	2.11	9
2006	40.64	0.18	8.34	8.52	—	(2.44)	(2.44)	0.00	46.72	20.9	1	0.41	2.11	7
Class C
2010	$39.25	$(0.17)	$8.86	$8.69	—	$(0.41)	$(0.41)	$(0.00)	$47.53	22.1%	$17,240	(0.40)%	2.13%	7%
2009	30.31	(0.01)	9.00	8.99	$(0.05)	—	(0.05)	0.00	39.25	29.6	8,916	(0.03)	2.15	7
2008	48.68	(0.09)	(18.25)	(18.34)	—	(0.03)	(0.03)	0.00	30.31	(37.7)	6,419	(0.21)	2.13	14
2007	46.58	(0.24)	5.38	5.14	—	(3.04)	(3.04)	0.00	48.68	11.0	8,090	(0.47)	2.11	9
2006	40.54	(0.03)	8.54	8.51	(0.03)	(2.44)	(2.47)	0.00	46.58	20.9	3,348	(0.07)	2.11	7
Class I
2010	$40.18	$0.27	$9.11	$9.38	$(0.25)	$(0.41)	$(0.66)	$(0.00)	$48.90	23.4%	$38,532	0.62%	1.13%	7%
2009	30.97	0.33	9.24	9.57	(0.36)	—	(0.36)	(0.00)	40.18	30.9	6,080	0.99	1.15	7
2008(c)	47.26	0.33	(16.25)	(15.92)	(0.34)	(0.03)	(0.37)	0.00	30.97	(33.6)	3,753	0.84 (d)	1.13 (d)	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(d)	Annualized.
See accompanying notes to financial statements.

The Gabelli Asset Fund
Notes to Financial Statements
1. Organization. The Gabelli Asset Fund (the “Fund”) was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund
Notes to Financial Statements (Continued)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$30,738,791	$209,542	—	$30,948,333
Broadcasting	35,787,895	—	$0	35,787,895
Consumer Products	135,006,951	7	—	135,006,958
Energy and Utilities	216,211,069	15,250	0	216,226,319
Entertainment	115,569,907	—	364,856	115,934,763
Other Industries (a)	2,085,383,467	—	—	2,085,383,467

Total Common Stocks	2,618,698,080	224,799	364,856	2,619,287,735

Rights	133,000	—	—	133,000
Warrants:
Broadcasting	—	—	0	0
Energy and Utilities	—	—	79	79
Other Industries (a)	435,785	—	—	435,785

Total Warrants	435,785	—	79	435,864

Convertible Corporate Bonds	—	1,010,000	—	1,010,000
Corporate Bonds	—	—	0	0
U.S. Government Obligations	—	26,985,453	—	26,985,453

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$2,619,266,865	$28,220,252	$364,935	$2,647,852,052

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

The Gabelli Asset Fund
Notes to Financial Statements (Continued)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	12/31/10	12/31/10†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$—	$—	$—	$—	$—	$0	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	—	0	—
Entertainment	270,177	—	—	94,679	—	—	—	364,856	94,679
Equipment and Supplies	0	—	(32,625)	32,625	(0)	—	—	—	—
Wireless Communications	0	—	—	—	(0)	—	—	—	—

Total Common Stocks	270,177	—	(32,625)	127,304	(0)	—	—	364,856	94,679

Warrants:
Broadcasting	—	—	—	(4)	—	4	—	0	(4)
Energy and Utilities	—	—	—	(5,351)	—	5,430	—	79	(5,351)

Total Warrants	—	—	—	(5,355)	—	5,434	—	79	(5,355)

Corporate Bonds	—	—	—	—	0	—	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$270,177	$—	$(32,625)	$121,949	$(0)	$5,434	$—	$364,935	$89,324

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest,

The Gabelli Asset Fund
Notes to Financial Statements (Continued)
credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at December 31, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the year ended December 31, 2010, the Fund held no investments in equity contract for difference swap agreements.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended December 31, 2010, the Fund held no investments in forward foreign exchange contracts.

The Gabelli Asset Fund
Notes to Financial Statements (Continued)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions.The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at December 31, 2010. For the restricted securities the Fund held as of December 31, 2010, refer to the Schedule of Investments.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Asset Fund
Notes to Financial Statements (Continued)
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, reclassifications of distributions from investments in real estate investment trusts, recharacterization of distributions, non-deductible tax expense, and reclassifications of capital gains on investments in passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund, including the Fund’s use of the tax accounting practice known as equalization, the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for federal income tax purposes. For the year ended December 31, 2010, reclassifications were made to decrease accumulated distributions in excess of net investment income by $57,254 and increase accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $60,804, with an offsetting adjustment to additional paid-in capital.

The Gabelli Asset Fund
Notes to Financial Statements (Continued)
The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009 was as follows:

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
Distributions paid from:
Ordinary income	$7,876,202	$14,377,726
Net long-term capital gains	22,080,960	—

Total distributions paid	$29,957,162	$14,377,726

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
On Form-1120 RIC, the Fund paid a $3,375 corporate tax expense due to undiscovered investments in passive foreign investment companies.
At December 31, 2010, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed long-term capital gain	$217,922
Net unrealized appreciation on investments and foreign currency translations	1,293,157,388

Total	$1,293,375,310

During the year ended December 31, 2010, the Fund utilized capital loss carryforwards of $19,016,670.
At December 31, 2010, the temporary difference between book basis and tax basis net unrealized appreciation on investments was primarily due to deferral of losses from wash sales for tax purposes, mark-to-market adjustments on investments in passive foreign investment companies, basis adjustments on investments in partnerships and real estate investment trusts, and return of capital on underlying investments.
The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$1,354,704,536	$1,360,126,358	$(66,978,842)	$1,293,147,516
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2010, the Fund did not incur any interest or penalties. As of December 31, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31,

The Gabelli Asset Fund
Notes to Financial Statements (Continued)
2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.
There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the year ended December 31, 2010, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $8,908.
The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of each committee and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2010, other than short-term securities and U.S. Government obligations, aggregated $180,054,188 and $165,690,588, respectively.
6. Transactions with Affiliates. During the year ended December 31, 2010, the Fund paid brokerage commissions on security trades of $344,298 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $21,827 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2010, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.

The Gabelli Asset Fund
Notes to Financial Statements (Continued)
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2010, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2010 was $723,710 with a weighted average interest rate of 1.52%. The maximum amount borrowed at any time during the year ended December 31, 2010 was $6,908,000.
8. Shares of Beneficial Interest. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase.The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2010 and December 31, 2009 amounted to $2,170 and $8,063, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

The Gabelli Asset Fund
Notes to Financial Statements (Continued)
Transactions in shares of beneficial interest were as follows:

	Year Ended		Year Ended
	December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	6,816,431	$302,566,955	5,388,661	$175,211,225
Shares issued upon reinvestment of distributions	557,615	27,345,434	329,931	13,406,277
Shares redeemed	(7,240,198)	(312,063,301)	(8,817,130)	(286,259,685)

Net increase/(decrease)	133,848	$17,849,088	(3,098,538)	$(97,642,183)

Class A
Shares sold	245,328	$10,824,049	116,658	$3,722,287
Shares issued upon reinvestment of distributions	4,981	242,870	1,973	79,782
Shares redeemed	(102,166)	(4,373,839)	(161,783)	(5,599,920)

Net increase/(decrease)	148,143	$6,693,080	(43,152)	$(1,797,851)

Class B
Shares redeemed	—	—	(94)	$(3,371)

Net decrease	—	—	(94)	$(3,371)

Class C
Shares sold	197,241	$8,582,504	64,656	$2,148,943
Shares issued upon reinvestment of distributions	2,373	113,056	242	9,591
Shares redeemed	(64,070)	(2,616,652)	(49,492)	(1,583,078)

Net increase	135,544	$6,078,908	15,406	$575,456

Class I
Shares sold	851,707	$35,319,699	46,600	$1,741,461
Shares issued upon reinvestment of distributions	9,005	441,335	1,063	43,170
Shares redeemed	(224,093)	(9,199,529)	(17,515)	(612,479)

Net increase	636,619	$26,561,505	30,148	$1,172,152

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Asset Fund
Notes to Financial Statements (Continued)
10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Adviser had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Adviser had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Adviser and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which would allow the SEC to appeal the court’s rulings. On October 29, 2010 the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of
The Gabelli Asset Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Asset Fund (hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
New York, New York
February 28, 2011

The Gabelli Asset Fund
Additional Fund Information (Unaudited)
The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Asset Fund at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Trustee	During Past Five Years	Held by Trustee[4]
INTERESTED TRUSTEES [3]:
Mario J. Gabelli Trustee and Chairman Age: 68	Since 1986	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

John D. Gabelli Trustee Age: 66	Since 1999	10	Senior Vice President of Gabelli & Company, Inc.	—

INDEPENDENT TRUSTEES[5]:
Anthony J. Colavita Trustee Age: 75	Since 1989	34	President of the law firm of Anthony J. Colavita P.C.	—

James P. Conn Trustee Age: 72	Since 1992	18	Former Managing Director and Chief Investment Officer of Financial Security Assurance Holdings Ltd. (insurance holding company) (1992-1998)	Director of First Republic Bank (banking) through January 2008 and LaQuinta Corp. (hotels) through January 2006

Kuni Nakamura Trustee Age: 42	Since 2009	9	President of Advanced Polymer, Inc.	—

Anthony R. Pustorino Trustee Age: 85	Since 1986	13	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing) (2002-2010)

Werner J. Roeder, MD Trustee Age: 70	Since 2001	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Trustee Age: 76	1986-1989 1992-present	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	Director of Aurado Energy Inc. (oil and gas operations) through 2005

Salvatore J. Zizza Trustee Age: 65	1986-1996 2000-present	28	Chairman and Chief Executive Officer of Zizza & Co., Ltd. (private holding company) and Chief Executive Officer of General Employment Enterprises, Inc.	Director of Harbor BioSciences, Inc. (biotechnology) and Trans-Lux Corporation (business services); Chairman of each of BAM (manufacturing); Metropolitan Paper Recycling (recycling); Bergen Cove Realty Inc. (real estate); Bion Environmental Technologies (technology) (2005-2008); Director of Earl Scheib Inc. (automotive painting) through April 2009

The Gabelli Asset Fund
Additional Fund Information (Continued) (Unaudited)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President and Secretary Age: 59	Since 1994	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director of Teton Advisors, Inc. since 1998; Chairman of Teton Advisors, Inc. 2008 to 2010; President of Teton Advisors, Inc. 1998 through 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 52	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

Peter D. Goldstein Chief Compliance Officer Age: 57	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“Interested person” of the Fund as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.
2010 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended December 31, 2010, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.146, $0.169, and $0.251 per share for Class AAA, Class A, and Class I, respectively, and long-term capital gains totaling $22,080,960. The distributions of long-term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2010, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.47% of the ordinary income distributions as qualified interest income, pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.
U.S. Government Income:
The percentage of the ordinary income distribution paid by the Fund during 2010 which was derived from U.S. Treasury securities was 0.04%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities.The Gabelli Asset Fund did not meet this strict requirement in 2010. The percentage of U.S. Government securities held as of December 31, 2010 was 1.02%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli Asset Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Trustees
Mario J. Gabelli, CFA Chairman and Chief Executive Officer GAMCO Investors, Inc.	Anthony R. Pustorino Certified Public Accountant, Professor Emeritus Pace University

Anthony J. Colavita President Anthony J. Colavita, P.C.	Werner J. Roeder, MD Medical Director Lawrence Hospital

James P. Conn Former Chief Investment Officer Financial Security Assurance Holdings Ltd.	Anthonie C. van Ekris Chairman BALMAC International, Inc.

John D. Gabelli Senior Vice President Gabelli & Company, Inc.	Salvatore J. Zizza Chairman Zizza & Co., Ltd.

Kuni Nakamura President Advanced Polymer, Inc.

Officers
Bruce N. Alpert President and Secretary	Peter D. Goldstein Chief Compliance Officer

Agnes Mullady Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB405Q410SR
The Gabelli Asset Fund
Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall and 4 stars for the three year period and 5 stars for the five and ten year periods ended December 31, 2010 among 1,753, 1,753, 1,457, and 802 Large Blend funds, respectively
ANNUAL REPORT
DECEMBER 31, 2010

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $43,400 for 2009 and $35,587 for 2010.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2010.

Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,000 for 2009 and $3,625 for 2010. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2010.
(e)	(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.
(e)	(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) 100%
(c) 100%
(d) N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2009 and $0 for 2010.
(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 3/9/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 3/9/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 3/9/11

*	Print the name and title of each signing officer under his or her signature.